BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of consolidated balances with the related parties

		Balance Sheet - Assets
		12.31.19			12.31.18
		Cash and cash	Accounts	Other assets and	Cash and cash	Accounts
Companies	Type of transaction	equivalents	receivable	prepaid expenses	equivalents	receivable	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l)	—	6	4,924	—	—	10,083
Telefónica LatinoAmerica Holding	l)	—	—	40,105	—	—	60,387
Telefónica	l) / z)	—	10,873	2,555	—	9,300	29,757
		—	10,879	47,584	—	9,300	100,227
Other Group companies
Colombia Telecomunicaciones	k) / l)	—	159	520	—	1,334	520
Telefónica International Wholesale Services	a) / d) / l) / p)	—	1,961	3,602	—	903	4,051
T.O2 Germany GMBH CO. OHG	k)	—	1,688	—	—	20,877	—
Telefónica Venezolana	k)	—	6,498	2,196	—	5,926	2,196
Telefônica Digital España	g) / l)	—	696	300	—	197	294
Telefônica Factoring do Brasil	a) / d) / l) / s)	—	2,782	45	—	6,360	133
Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil)	a) / d) / l)	—	—	—	—	800	986
Telefónica International Wholesale Services Espanha	j) / k)	—	58,490	—	—	46,537	—
Telefônica Serviços de Ensino	a) / p)	—	153	14	—	286	—
Telefónica Moviles Argentina	k)	—	5,145	—	—	5,074	—
Telefónica Moviles Espanha	k)	—	1,536	—	—	7,576	—
Telefónica USA	j)	—	5,319	—	—	9,005	—
Telfisa Global BV	q)	59,657	—	—	46,755	—	—
Telxius Cable Brasil	a) / d) / l) / p)	—	11,382	5,100	—	11,628	5,295
Telxius Torres Brasil	d) / p) / x)	—	5,429	6,611	—	6,776	4,268
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	g) / h)	—	5,598	—	—	5,341	—
Other	a) / d) / k) / l) / p) / bb)	—	12,189	2,732	—	10,894	2,806
		59,657	119,025	21,120	46,755	139,514	20,549
Total		59,657	129,904	68,704	46,755	148,814	120,776

Current assets
Cash and cash equivalents (Note 3)		59,657	—	—	46,755	—	—
Accounts receivable (Note 4)		—	129,904	—	—	148,814	—
Prepaid expenses (Note 6)		—	—	3,738	—	—	—
Other assets (Note 10)		—	—	64,471	—	—	114,715
Non-current assets
Prepaid expenses (Note 6)		—	—	—	—	—	—
Other assets (Note 10)		—	—	495	—	—	6,061

		Balance Sheet - Liabilities
		12.31.19		12.31.18
		Trade accounts	Other	Trade accounts
		payable and	liabilities and	payable and
Companies	Type of transaction	other payables	leases	other payables	Other liabilities
Parent Companies
SP Telecomunicações Participações	l) / y)	—	23,524	—	21,901
Telefónica	l) / m)	2,907	40	687	1,393
		2,907	23,564	687	23,294
Other Group companies
Colombia Telecomunicaciones	k)	816	—	1,056	—
Fundação Telefônica	l)	—	86	—	82
Media Networks Latina America SAC	b)	9,245	—	10,212	—
Telefónica International Wholesale Services	f)	44,835	318	44,693	318
T.O2 Germany GMBH CO. OHG	k)	5,000	—	5,706	—
Telefónica Venezolana	k)	6,044	—	5,410	—
Telefónica Compras Electrónicas	v)	28,169	—	32,582	—
Telefônica Digital España	o)	68,015	—	43,340	—
Telefônica Factoring do Brasil	l) / s)	—	4,057	—	2,770
Telefónica Global Technology	e)	28,854	—	28,750	—
Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil)	c) / l)	—	—	52,184	27
Telefónica International Wholesale Services Espanha	f) / k)	66,976	—	26,097	—
Telefônica Serviços de Ensino	r)	8,373	—	22,518	—
Telefónica Moviles Argentina	k)	3,638	—	4,160	—
Telefónica Moviles Espanha	k)	3,488	—	5,233	—
Telefónica USA	f)	16,015	267	4,411	200
Telxius Cable Brasil	f) / l)	47,168	1,572	39,662	2,067
Telxius Torres Brasil	x)	30,018	480,589	38,735	1,926
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	7,105	—	1,766	—
Other	a) / d) / g) / k) / h) / l) / bb)	28,605	42	16,310	1,032
		402,364	486,931	382,825	8,422
Total		405,271	510,495	383,512	31,716

Current liabilities
Trade accounts payable and other payables (Note 15)		405,271	—	383,512	—
Leases (Note 20)		—	480,381	—	—
Other liabilities (Note 22)		—	29,529	—	22,220
Non-current liabilities
Leases (Note 20)		—	—	—	—
Other liabilities (Note 22)		—	585	—	9,496

		Income statement
		2019			2018			2017
			Cost and			Cost and			Cost and
			other			other			other
			expenses			expenses			expenses
		Operating	(revenues)	Financial	Operating	(revenues)	Financial	Operating	(revenues)	Financial
Companies	Type of transaction	revenues	operating	result	revenues	operating	result	revenues	operating	result
Parent Companies
SP Telecomunicações Participações	d) / l)	5	497	—	—	347	—	—	268	—
Telefónica LatinoAmerica Holding	l)	—	18,309	851	—	16,466	9,077	—	36,523	11,030
Telefónica	l) / m)	—	(422,958)	(5,226)	—	(373,690)	(16,680)	—	(331,684)	(996)
		5	(404,152)	(4,375)	—	(356,877)	(7,603)	—	(294,893)	10,034
Other Group companies
Colombia Telecomunicaciones	k)	111	321	(17)	250	(4,280)	(2,145)	349	(10)	604
Companhia AIX de Participações	a) / u)	38	(24,174)	—	75	(22,645)	—	36	(22,738)	—
Fundação Telefônica	l) / t)	—	(11,971)	—	—	(12,223)	—	—	(11,395)	—
Telefónica International Wholesale Services	a) / d) / f) / l) / p)	757	(104,105)	(54)	2,006	(101,272)	—	601	(57,177)	—
Media Networks Latina America SAC	b)	—	(41,023)	(596)	—	(34,791)	(1,007)	—	(33,133)	(516)
Telefônica Serviços de Ensino	a) / p) / r)	1,085	(35,228)	—	1,158	(49,130)	—	292	(54,781)	—
T.O2 Germany GMBH CO. OHG	k)	(100)	489	1,845	148	(1,975)	—	75	(1,409)	—
Telefónica Compras Electrónicas	v)	—	(30,814)	—	—	(34,534)	—	—	(29,062)	—
Telefônica Digital España	l) / o)	299	(127,182)	(3,016)	—	(124,537)	(813)	—	(81,893)	(2,600)
Telefônica Factoring do Brasil	a) / d) / l) / s)	2,418	239	(4,048)	2,416	212	2,601	69	828	61
Telefónica Global Technology, S.A.U.	e) / l)	—	(63,947)	388	—	(36,738)	(4,134)	—	(36,395)	40
Telefônica Infraestrutura e Segurança (formerly Telefônica Inteligência e Segurança Brasil)	a) / c) / d) / l) / p)	591	(27,079)	—	1,568	(54,210)	—	706	(40,918)	—
Telefónica International Wholesale Services Espanha	f) / j) / k)	48,819	(75,693)	(4,128)	53,357	(64,036)	9,771	56,728	(49,960)	(2,564)
Telefónica Moviles Argentina	k)	4,030	(3,437)	90	5,916	(3,437)	—	3,746	6,147	—
Telefónica Moviles Espanha	k)	410	(1,737)	545	(209)	(4,166)	—	1,048	(1,969)	—
Telefónica USA	f) / j)	38	(19,793)	1,700	1,518	(19,441)	(539)	2,392	(13,202)	(2,185)
Telxius Cable Brasil	a) / d) / f) / l) / p)	13,585	(252,436)	(7,415)	49,777	(206,095)	(7,896)	15,045	(200,537)	787
Telxius Torres Brasil	d) / l) / p) / x)	3,652	756	(24,144)	3,218	(129,706)	—	—	(107,373)	—
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	2,535	(5,639)	567	—	(2,794)	1,450	—	1,072	(59)
Other	a) / d) / g) / i) / k) / l) / n) / p) / w) / aa) / bb) /cc)	6,269	(31,684)	588	4,840	(27,116)	(244)	9,311	(29,409)	182
		84,537	(854,137)	(37,695)	126,038	(932,914)	(2,956)	90,398	(763,314)	(6,250)
Total		84,542	(1,258,289)	(42,070)	126,038	(1,289,791)	(10,559)	90,398	(1,058,207)	3,784